UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York                8/16/04
------------------------          ------------------              ------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  5

Form 13F Information Table Entry Total:            92

Form 13F Information Table Value Total:    $2,415,973
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           No. Form 13F File Number  Name

           1         28-             Basswood Capital Management, LLC

           2         28-             Basswood International Fund, Inc.

           3         28-             Basswood Financial Partners, L.P.

           4.        28-             Basswood Opportunity Partners, L.P.

           5.        28-             Basswood Opportunity Fund, Inc.


                                                    FORM 13F INFORMATION TABLE


Item 1:                Item 2:      Item 3:        Item 4:        Item 5:         Item 6:       Item 7:               Item 8:

                                                                                  Investment                    Voting Authority
                                                                                  Discretion                          (shares)

                                                                      SHRS/        (b)
                       Title                    Fair Mkt              PRN         Shared As   (c)
                       of           CUSIP       Value        Shs or   Put/  (a)   Defined in  Shared-  Mgrs See  (a)   (b)    (c)
Name of Issuer         Class        Number      USD          Prn Amt  Call  Sole  Instr. V    Other    Inst. V   Sole  Shared  None
--------------         -----        ------      ---          -------  ----  ----  --------    -----    -------   ----  ------  ----
Accenture Ltd (ACN)    Common       G1150G111    7,278,078    264,850 SHRS         X                    1,2,3,4,5        X
American Woodmark
   Corp (AMWD)         Common       030506109      231,380      3,866 SHRS         X                    1,2,3,4,5        X
Amerigroup
   Corporation (AGP)   Common       03073T102    4,750,260     96,550 SHRS         X                    1,2,3,4,5        X
Amerisourcebergen
   Corp (ABC)          Common       03073E105    7,428,861    124,270 SHRS         X                    1,2,3,4,5        X
Astoria Financial
   Corp. (AF)          Common       046265104   28,411,101    776,684 SHRS         X                    1,2,3,4,5        X
Avalonbay Communities
   Inc. (AVB)          Common       053484101    4,421,164     78,223 SHRS         X                    1,2,3,4,5        X
Banc One Corp. (ONE)   Common       06423A103   29,862,132    585,532 SHRS         X                    1,2,3,4,5        X
Bank of America
   Corp. (BAC)         Common       060505104   58,670,934    693,346 SHRS         X                    1,2,3,4,5        X
Bank of New York (BK)  Common       064057102    9,063,036    307,430 SHRS         X                    1,2,3,4,5        X
Bay View Capital
   Corp. (BVC)         Common       07262L101      191,564     92,992 SHRS         X                    1,2,3,4,5        X
Bear Stearns (BSC)     Common       073902108   74,910,736    888,515 SHRS         X                    1,2,3,4,5        X
Beazer Homes (BZH)     Common       07556Q105  111,004,350  1,106,613 SHRS         X                    1,2,3,4,5        X
Beazer Homes USA
   (BZHHB)             Common       07556Q905   30,163,217    300,700 CALLS        X                    1,2,3,4,5        X
Bisys Group Inc (BSG)  Common       055472104      485,970     34,564 SHRS         X                    1,2,3,4,5        X
Boston Properties
   Inc. (BXP)          Common       101121101    2,903,889     57,985 SHRS         X                    1,2,3,4,5        X
Brookfield Property
   Corp. (BPO)         Common       112900105    2,761,265     96,044 SHRS         X                    1,2,3,4,5        X
Brown & Brown
   Inc. (BRO)          Common       115236101    1,579,356     36,644 SHRS         X                    1,2,3,4,5        X
Burlington Northern
   Santa Fe (BNI)      Common       12189T104   21,929,131    625,296 SHRS         X                    1,2,3,4,5        X
Cemex S A (CX)         Spon ADR     151290889   51,150,076  1,757,735 SHRS         X                    1,2,3,4,5        X
Cemex (CXJG)           Common       151290909   15,638,336    537,400 CALLS        X                    1,2,3,4,5        X
Centex Corp (CTX)      Common       152312104   30,823,239    673,732 SHRS         X                    1,2,3,4,5        X
Chemed Corp. (CHE)     Common       16359R103    4,219,500     87,000 SHRS         X                    1,2,3,4,5        X
Citigroup Inc. (C)     Common       172967101   87,299,447  1,877,407 SHRS         X                    1,2,3,4,5        X
City National
   Corp. (CYN)         Common       178566105   16,317,055    248,357 SHRS         X                    1,2,3,4,5        X
Comerica, Inc. (CMA)   Common       200340107   10,902,790    198,666 SHRS         X                    1,2,3,4,5        X
Commerce Bancorp
   Inc. (CBH)          Common       200519106  120,271,279  2,186,353 SHRS         X                    1,2,3,4,5        X
Countrywide Financial
   Corporation (CFC)   Common       222372104  153,663,375  2,187,378 SHRS         X                    1,2,3,4,5        X
Countrywide Fin
   (CFUGN)             Common       222372904   19,761,334    281,300 CALLS        X                    1,2,3,4,5        X
D. R. Horton,
   Inc. (DHI)          Common       23331A109   36,445,166  1,283,280 SHRS         X                    1,2,3,4,5        X
Dell Inc. (DELL)       Common       24702R101    4,172,994    116,499 SHRS         X                    1,2,3,4,5        X
Emcor Group
   Inc. (EME)          Common       29084Q100   33,283,052    756,777 SHRS         X                    1,2,3,4,5        X
Federated
   Investors Inc.
   (FII)               Common       314211103   41,226,842  1,358,828 SHRS         X                    1,2,3,4,5        X
Fidelity National
   Financial Inc.
   (FNF)               Common       316326107   82,442,722  2,207,892 SHRS         X                    1,2,3,4,5        X
Fifth Third
   Bancorp (FITB)      Common       316773100    5,034,184     93,607 SHRS         X                    1,2,3,4,5        X
First American
   Corp. (FAF)         Common       318522307   82,494,990  3,186,365 SHRS         X                    1,2,3,4,5        X
Fomento Economico
   Mexicano (FMX)      Common       344419106   29,133,612    635,550 SHRS         X                    1,2,3,4,5        X
Freddie Mac (FRE)      Common       313400301   67,024,319  1,058,836 SHRS         X                    1,2,3,4,5        X
Fresh Del Monte
   Produce Inc (FDP)   Common       G36738105    7,817,275    309,350 SHRS         X                    1,2,3,4,5        X
FTI Consulting
   Inc. (FCN)          Common       302941109    4,214,925    255,450 SHRS         X                    1,2,3,4,5        X
GATX Corp (GMT)        Common       361448103    3,239,275    119,091 SHRS         X                    1,2,3,4,5        X
Genworth Financial
   Inc. (GNW)          Common CL A  37247D106   23,639,303  1,030,035 SHRS         X                    1,2,3,4,5        X
Greenpoint Financial
   Corp. (GPT)         Common       395384100   11,441,024    288,187 SHRS         X                    1,2,3,4,5        X
Hilb, Rogal and
   Hamilton (HRH)      Common       431294107   20,244,261    567,384 SHRS         X                    1,2,3,4,5        X
Honda Motor Co.
   Ltd. (HMC)          Common       438128308    4,260,864    175,200 SHRS         X                    1,2,3,4,5        X
Kohls Corp. (KSS)      Common       500255104    4,213,202     99,650 SHRS         X                    1,2,3,4,5        X
LaFarge North
   America, Inc.
   (LAF)               Common       505862102   21,076,448    486,754 SHRS         X                    1,2,3,4,5        X
Lear Corp. (LEA)       Common       521865105   29,611,800    501,980 SHRS         X                    1,2,3,4,5        X
Lennar Corp. (LEN)     Common CL A  526057104    6,708,000    150,000 SHRS         X                    1,2,3,4,5        X
LNR Property
   Corp. (LNR)         Common       501940100    2,018,317     37,204 SHRS         X                    1,2,3,4,5        X
M/I Homes Inc
   (MHO)               Common       55305B101   15,103,200    372,000 SHRS         X                    1,2,3,4,5        X
Martin Marietta
    Matl Inc (MLM)     Common       573284106   15,409,596    347,611 SHRS         X                    1,2,3,4,5        X
Masco Corp. (MAS)      Common       574599106    8,967,680    287,610 SHRS         X                    1,2,3,4,5        X
MBIA Incorporated
   (MBI)               Common       55262C100   32,192,261    563,590 SHRS         X                    1,2,3,4,5        X
MBNA Corp. (KRB)       Common       55262L100   73,285,928  2,841,641 SHRS         X                    1,2,3,4,5        X
Merrill Lynch
   Co. (MER)           Common       590188108   15,589,316    288,798 SHRS         X                    1,2,3,4,5        X
Metlife Inc (MET)      Common       59156R108    6,835,484    190,669 SHRS         X                    1,2,3,4,5        X
Microsoft Corp
   (MSFT)              Common       594918104    8,778,259    307,362 SHRS         X                    1,2,3,4,5        X
Monaco Coach
   Group (MNC)         Common       60886R103    5,259,283    186,698 SHRS         X                    1,2,3,4,5        X
Moody's Corp. (MCO)    Common       615369105   32,106,923    496,550 SHRS         X                    1,2,3,4,5        X
National City
   Corp. (NCC)         Common       635405103      410,597     11,728 SHRS         X                    1,2,3,4,5        X
O Charleys Inc (CHUX)  Common       670823103    5,716,895    332,571 SHRS         X                    1,2,3,4,5        X
Pacific Capital
   Bancorp (PCBC)      Common       69404P101    2,774,800     98,642 SHRS         X                    1,2,3,4,5        X
Paychex Inc. (PAYX)    Common       704326107   13,597,738    401,350 SHRS         X                    1,2,3,4,5        X
Piper Jaffray
   Companies (PJC)     Common       724078100      541,840     11,980 SHRS         X                    1,2,3,4,5        X
PNC Bancorp (PNC)      Common       693475105   10,337,436    194,752 SHRS         X                    1,2,3,4,5        X
Principal Finl
   Group Inc. (PFG)    Common       74251V102    6,490,713    186,622 SHRS         X                    1,2,3,4,5        X
Protective Life
   Corp (PL)           Common       743674103   27,914,674    721,869 SHRS         X                    1,2,3,4,5        X
Pulte Homes
   Inc. (PHM)          Common       745867101   92,885,049  1,785,221 SHRS         X                    1,2,3,4,5        X
Royal Caribbean
   Cruises Ltd (RCL)   Common       V7780T103    8,171,498    188,240 SHRS         X                    1,2,3,4,5        X
Sovereign Bancorp
   (SOV)               Common       845905108   40,519,135  1,833,445 SHRS         X                    1,2,3,4,5        X
St. Paul Travelers
   (STA)               Common       792860108    6,772,024    167,045 SHRS         X                    1,2,3,4,5        X
Stancorp Finl
   Group Inc (SFG)     Common       852891100   19,533,850    291,550 SHRS         X                    1,2,3,4,5        X
Suntrust Banks (STI)   Common       867914103   30,032,594    462,111 SHRS         X                    1,2,3,4,5        X
TCF Financial
   Corp. (TCB)         Common       872275102   50,192,700    864,646 SHRS         X                    1,2,3,4,5        X
Toll Brothers
   Inc. (TOL)          Common       889478103  112,615,763  2,661,053 SHRS         X                    1,2,3,4,5        X
Triumph Group
   Inc. (TGI)          Common       896818101    3,282,085    102,790 SHRS         X                    1,2,3,4,5        X
UnionBancal Corp.
   (UB)                Common       908906100   14,819,890    262,764 SHRS         X                    1,2,3,4,5        X
United Rentals
   Inc (URI)           Common       911363109    8,018,942    448,236 SHRS         X                    1,2,3,4,5        X
Universal Corp (UVV)   Common       913456109    6,502,491    127,650 SHRS         X                    1,2,3,4,5        X
Unumprovident
   Corp (UNM)          Common       91529Y106   33,943,972  2,134,841 SHRS         X                    1,2,3,4,5        X
US Bancorp (USB)       Common       902973304   96,355,378  3,496,204 SHRS         X                    1,2,3,4,5        X
US Freightways
   Corp (USFC)         Common       91729Q101    2,770,949     78,877 SHRS         X                    1,2,3,4,5        X
USI Holdings
   Corp (USIH)         Common       90333H101    8,384,270    530,650 SHRS         X                    1,2,3,4,5        X
Vornado Realty
   Trust (VNO)         SH BEN INT   929042109    2,746,820     48,097 SHRS         X                    1,2,3,4,5        X
Wachovia Corp. (WB)    Common       929903102    2,944,209     66,162 SHRS         X                    1,2,3,4,5        X
Wal Mart Stores
   Inc. (WMT)          Common       931142103    7,881,183    149,378 SHRS         X                    1,2,3,4,5        X
Washington Mutual
   (WM)                Common       939322103   22,911,769    592,955 SHRS         X                    1,2,3,4,5        X
WCI Communities
   Inc (WCI)           Common       92923C104    8,909,387    399,345 SHRS         X                    1,2,3,4,5        X
Wells Fargo & CO
   (WFC)               Common       949746101   69,926,361  1,221,848 SHRS         X                    1,2,3,4,5        X
Westamerica
   Bancorp. (WABC)     Common       957090103    3,170,655     60,451 SHRS         X                    1,2,3,4,5        X
Willis Group
   Holdings Ltd
   (WSH)               Common       G96655108   47,527,421  1,269,090 SHRS         X                    1,2,3,4,5        X
Winnebago Inds
   Inc. (WGO)          Common       974637100    8,006,253    214,760 SHRS         X                    1,2,3,4,5        X


00705.0010 #506041